Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	$ 17	$ 10
Buildings and improvements	66	37
Machinery, equipment and other	337	209
Construction in progress	64	33
Total property and equipment	484	289
Accumulated depreciation	(136)	(101)
Property and equipment, net, before product tooling	348	188
Property and equipment, net	363	197
Depreciation	54	32	$ 38
Depreciation and Amortization Expense	56	35	41
Product tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	15	9
Amortization	$ 2	$ 3	$ 3